Income tax and deferred taxes - Movements in Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income tax and deferred taxes
Deferred tax liability (asset) at beginning of period	$ (110,416)	$ (156,101)
Increase (decrease) in deferred taxes in profit or loss	430,978	27,763
Increase (decrease) in deferred taxes in equity	(5,916)	17,922
Deferred tax liability (asset) at end of period	$ 314,646	$ (110,416)